FIDELITY'S TARGETED INTERNATIONAL EQUITY FUNDS
FIDELITY CANADA FUND, FIDELITY EMERGING MARKETS FUND, FIDELITY EUROPE FUND, FIDELITY EUROPE CAPITAL APPRECIATION FUND, FIDELITY FRANCE FUND, FIDELITY GERMANY FUND, FIDELITY HONG KONG AND CHINA FUND, FIDELITY JAPAN FUND, FIDELITY JAPAN SMALL COMPANIES FUND, FIDELITY LATIN AMERICA FUND, FIDELITY NORDIC FUND, FIDELITY PACIFIC BASIN FUND, FIDELITY SOUTHEAST ASIA FUND, FIDELITY UNITED KINGDOM FUND
FUNDS OF FIDELITY INVESTMENT TRUST
SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED DECEMBER 30, 1995
The following information replaces the similar information found in the "Description of the Trust" section on page 64.
   CUSTODIAN. Chase Manhattan Bank, N.A., 1211 Avenue of the Americas, New York, New York, is custodian of the assets of Emerging Markets Fund, Europe Fund, Europe Capital Appreciation Fund, Japan Fund, Pacific Basin Fund, and Southeast Asia Fund. Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts, is custodian of Canada Fund, France Fund, Germany Fund, Hong Kong and China Fund, Japan Small Companies Fund, Latin America Fund, Nordic Fund, and United Kingdom Fund. The custodians are responsible for the safekeeping of a fund's assets and the appointment of the subcustodian banks and clearing agencies. The custodian takes no part in determining the investment policies of a fund or in deciding which securities are purchased or sold by a fund. However, a fund may invest in obligations of the custodian and may purchase securities from or sell securities to the custodian. Morgan Guaranty Trust Company of New York, The Bank of New York, and Chemical Bank, each headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with pooled repurchase agreement transactions.
    AUDITOR.    Coopers & Lybrand L.L.P., One Post Office Square, Boston,
Massachusetts serves as Canada Fund's, Emerging Markets Fund's, Europe Fund's, Japan Fund's, and Pacific Basin Fund's independent accountant. Price Waterhouse LLP, 160 Federal Street, Boston, Massachusetts serves as Europe Capital Appreciation Fund's, France Fund's, Germany Fund's, Hong Kong and China Fund's, Japan Small Companies Fund's, Latin America Fund's, Nordic Fund's, Southeast Asia Fund's, and United Kingdom Fund's independent accountant. The auditor examines financial statements for the funds and provides other audit, tax, and related services.